Long-term Debt (Details) $ in Millions	Oct. 01, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Sep. 20, 2017 USD ($)
Debt Instrument [Line Items]
Unamortized debt issuance cost			$ 1.4	$ 0.9
Maximum total net leverage ratio		3.5	3.5
Minimum fixed charge coverage ratio		1.25	1.25
Minimum
Debt Instrument [Line Items]
Percentage of commitment fee payable periodically	0.25%
Maximum
Debt Instrument [Line Items]
Percentage of commitment fee payable periodically	0.40%
New Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 150.0
Outstanding amount		$ 0.0	$ 22.0
New Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Line of credit facility bears interest (as a percent)	2.25%
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15.0				$ 5.0	$ 3.0